DEPOSITS (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
2016	$ 60,831,144
2017	33,735,619
2018	21,398,998
2019	4,149,552
2020	12,473,886
Thereafter	583,025
Time deposits	$ 133,172,224	$ 127,627,662